Income Taxes - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Line Items]
Reduction in deferred tax expense	$ 61
Increase in current income tax expense	38
Undistributed earnings of certain foreign subsidiaries	5,070
Income taxes paid, net	782	$ 707
Income tax loss carryforwards	2,600
Tax credit carryforwards	59
Total losses	1,870
Gross unrecognized tax benefits	243	220	$ 221
Recognized tax benefits	222	201
Interest and penalties on the unrecognized tax benefits	45	35
Recoveries/(expenses) related to changes in reserves for interest and penalties	10	$ 14
Decrease in gross unrecognized tax benefits	88
Decrease in recognized tax benefits	$ 77
Minimum [Member]
Income Taxes [Line Items]
Expiry date of losses	2018
Maximum [Member]
Income Taxes [Line Items]
Expiry date of losses	2037